R2, R6 Shares | JPMorgan U.S. Small Company Fund
JPMorgan U.S. Small Company Fund Class/Ticker: R2/JSCZX, R6/JUSMX
What is the goal of the Fund?
The Fund seeks to provide high total return from a portfolio of small company stocks.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses R2, R6 Shares JPMorgan U.S. Small Company Fund		Class R2	Class R6
Management Fees		0.60%	0.60%
Distribution (Rule 12b-1) Fees		0.50%	none
Other Expenses		0.53%	0.17%
Shareholder Service Fees		0.25%	none
Remainder of Other Expenses	[1]	0.28%	0.17%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.64%	0.78%
Fee Waivers and Expense Reimbursements	[2]	(0.12%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.52%	0.77%
[1]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund’s adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.51% and 0.76%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example R2, R6 Shares JPMorgan U.S. Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	155	506	880	1,934
CLASS R6 SHARES	79	248	432	965

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption R2, R6 Shares JPMorgan U.S. Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	155	506	880	1,934
CLASS R6 SHARES	79	248	432	965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of the last reconstitution of the Russell 2000® Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R6 Shares is based on the performance of the Fund’s Institutional Class Shares prior to the inception of the Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares. The performance in the table for the Class R2 Shares is based on the performance of the Fund’s Select Class and Class A Shares prior to their inception. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than the prior classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	22.77%
Worst Quarter	4th quarter, 2008	–26.90%
The Fund’s year-to-date total return through 9/30/14 was –2.48%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
Average Annual Total Returns R2, R6 Shares JPMorgan U.S. Small Company Fund	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES	40.66%	23.13%	9.13%
CLASS R6 SHARES Return After Taxes on Distributions	39.69%	22.86%	7.84%
CLASS R6 SHARES Return After Taxes on Distributions and Sale of Fund Shares	23.35%	19.03%	7.34%
CLASS R2 SHARES	39.70%	22.46%	8.70%
RUSSELL 2000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	38.82%	20.08%	9.07%
LIPPER SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	36.13%	20.75%	9.33%

After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.